Intangible Assets and Their Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 22,327	$ 20,536
Intangible assets, accumulated amortization	(17,871)	(14,591)
Intangible assets, net	4,456	5,945
Customer base
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	15,049	14,360
Intangible assets, accumulated amortization	(12,896)	(10,864)
Contract backlog
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	2,487	2,462
Intangible assets, accumulated amortization	(2,487)	(2,319)
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	1,157	1,158
Intangible assets, accumulated amortization	(634)	(398)
Software copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	2,627	2,552
Intangible assets, accumulated amortization	(1,697)	(1,008)
Trademark
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	4	4
Intangible assets, accumulated amortization	(3)	(2)
Core Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	496
Intangible assets, accumulated amortization	(34)
Product Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	413
Intangible assets, accumulated amortization	(57)
License
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	94
Intangible assets, accumulated amortization	$ (63)